UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31 2023

ITEM 1.	REPORT TO STOCKHOLDERS

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2023

CLEARBRIDGE

GLOBAL INFRASTRUCTURE INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Global Infrastructure Income Fund for the six-month reporting period ended March 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

II	ClearBridge Global Infrastructure Income Fund

Performance review

For the six months ended March 31, 2023, Class IS shares of ClearBridge Global Infrastructure Income Fund returned 11.59%. The Fund’s unmanaged benchmark, the S&P Global Infrastructure Index (NR)i, returned 14.96% for the same period. The Lipper Global Infrastructure Funds Category Averageii returned 12.55% over the same time frame.

Performance Snapshot as of March 31, 2023 (unaudited)
(excluding sales charges)	6 months
ClearBridge Global Infrastructure Income Fund:
Class A	11.42%
Class I	11.52%
Class IS	11.59%
S&P Global Infrastructure Index (NR)	14.96%
Lipper Global Infrastructure Funds Category Average	12.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Performance of Class C shares is not shown because the inception date for this share class was October 14, 2022.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 30, 2023, the gross total annual fund operating expense ratios for Class A, Class I and Class IS shares were 1.36%, 1.10% and 1.04%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

ClearBridge Global Infrastructure Income Fund	III

Performance review (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Because the Fund invests significantly in companies that are engaged in the infrastructure business, the Fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging markets countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Because this Fund holds a concentrated portfolio of securities and invests in certain regions or industries, it has increased vulnerability to market volatility. The Fund may invest in real estate investment trusts (“REITs”), which are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, as well as risks associated with small- and mid-cap investments. Investments in master limited partnerships (“MLPs”) include the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, changes in tax laws, and other risks of the MLP and energy sector. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the

IV	ClearBridge Global Infrastructure Income Fund

security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The S&P Global Infrastructure Index (NR) is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. Net Returns (NR) include income net of tax withholding when dividends are paid.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 99 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Global Infrastructure Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2023 and September 30, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2022 and held for the six months ended March 31, 2023, unless otherwise noted.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	11.42%	$1,000.00	$1,114.20	1.20%	$6.33	[3]	Class A	5.00%	$1,000.00	$1,018.95	1.20%	$6.04
Class C4	15.00	1,000.00	1,150.00	2.00	9.78	[5]	Class C	5.00	1,000.00	1,019.96	2.00	10.05
Class I	11.52	1,000.00	1,115.20	0.95	5.01	[3]	Class I	5.00	1,000.00	1,020.19	0.95	4.78
Class IS	11.59	1,000.00	1,115.90	0.85	4.48	[3]	Class IS	5.00	1,000.00	1,020.69	0.85	4.28

2	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

[1]	For the six months ended March 31, 2023, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

[4]	For the period October 14, 2022 (inception date) to March 31, 2023.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (166), then divided by 365.

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2023

ClearBridge Global Infrastructure Income Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 94.1%
Energy — 10.5%
Oil, Gas & Consumable Fuels — 10.5%
Enbridge Inc.	43,945	$1,675,535
Gibson Energy Inc.	175,878	2,810,925
Pembina Pipeline Corp.	121,957	3,950,631
TC Energy Corp.	186,158	7,241,085
Williams Cos. Inc.	55,856	1,667,860
Total Energy		17,346,036
Industrials — 13.4%
Construction & Engineering — 2.3%
Ferrovial SA	128,213	3,775,540	(a)
Ground Transportation — 4.9%
Union Pacific Corp.	12,347	2,484,957
West Japan Railway Co.	139,200	5,733,871	(a)
Total Ground Transportation		8,218,828
Transportation Infrastructure — 6.2%
Atlas Arteria Ltd.	908,390	3,835,208	(a)
CCR SA	762,196	1,912,840
Transurban Group	469,999	4,487,733	(a)
Total Transportation Infrastructure		10,235,781
Total Industrials		22,230,149
Real Estate — 6.3%
Specialized REITs — 6.3%
American Tower Corp.	26,636	5,442,801
Crown Castle Inc.	37,930	5,076,551
Total Real Estate		10,519,352
Utilities — 63.9%
Electric Utilities — 32.5%
Constellation Energy Corp.	24,650	1,935,025
CPFL Energia SA	516,630	3,231,199
Edison International	63,536	4,485,006
EDP - Energias de Portugal SA	1,611,566	8,781,286	(a)
Entergy Corp.	37,928	4,086,363
Iberdrola SA	658,062	8,198,009	(a)
OGE Energy Corp.	146,139	5,503,595
Red Electrica Corp. SA	162,073	2,851,887	(a)
Southern Co.	94,496	6,575,032
SSE PLC	370,963	8,277,614	(a)
Total Electric Utilities		53,925,016

See Notes to Financial Statements.

4	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

ClearBridge Global Infrastructure Income Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Gas Utilities — 14.0%
APA Group		932,390	$6,333,926	(a)
China Resources Gas Group Ltd.		776,715	2,857,075	(a)
Enagas SA		264,519	5,082,919	(a)
Italgas SpA		471,217	2,874,110	(a)
Snam SpA		978,299	5,186,981	(a)
Southwest Gas Holdings Inc.		14,320	894,284
Total Gas Utilities			23,229,295
Independent Power and Renewable Electricity Producers — 3.9%
Brookfield Renewable Corp., Class A Shares		84,132	2,940,413
Clearway Energy Inc., Class C Shares		20,799	651,633
NextEra Energy Partners LP		46,630	2,832,772
Total Independent Power and Renewable Electricity Producers			6,424,818
Multi-Utilities — 8.4%
National Grid PLC		492,425	6,661,037	(a)
Public Service Enterprise Group Inc.		116,894	7,300,030
Total Multi-Utilities			13,961,067
Water Utilities — 5.1%
Pennon Group PLC		352,166	3,805,147	(a)
United Utilities Group PLC		361,021	4,724,849	(a)
Total Water Utilities			8,529,996
Total Utilities			106,070,192
Total Common Stocks (Cost — $149,515,271)			156,165,729

	Rate
Preferred Stocks — 1.4%
Utilities — 1.4%
Electric Utilities — 1.4%
Centrais Eletricas Brasileiras SA, Class B Shares (Cost — $2,866,590)	4.454%	317,100	2,267,301	(b)
Total Investments before Short-Term Investments (Cost — $152,381,861)			158,433,030
Short-Term Investments — 2.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $3,759,292)	4.730%	3,759,292	3,759,292	(c)
Total Investments — 97.8% (Cost — $156,141,153)			162,192,322
Other Assets in Excess of Liabilities — 2.2%			3,662,357
Total Net Assets — 100.0%			$165,854,679

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	The rate shown represents the yield as of March 31, 2023.
(c)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2023

ClearBridge Global Infrastructure Income Fund

Summary of Investments by Country*
United States	32.0%
United Kingdom	14.5
Spain	12.3
Canada	9.7
Australia	9.0
Portugal	5.4
Italy	5.0
Brazil	4.6
Japan	3.5
China	1.7
Short-Term Investments	2.3
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2023 and are subject to change.

See Notes to Financial Statements.

6	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2023

Assets:
Investments, at value (Cost — $156,141,153)	$162,192,322
Foreign currency, at value (Cost — $199,062)	197,828
Receivable for securities sold	4,378,851
Dividends receivable	568,758
Receivable for Fund shares sold	133,740
Prepaid expenses	25,632
Total Assets	167,497,131

Liabilities:
Payable for securities purchased	1,205,036
Payable for Fund shares repurchased	255,733
Investment management fee payable	75,861
Distributions payable	47,058
Service and/or distribution fees payable	4,947
Trustees’ fees payable	1,839
Accrued expenses	51,978
Total Liabilities	1,642,452
Total Net Assets	$165,854,679

Net Assets:
Par value (Note 7)	$128
Paid-in capital in excess of par value	171,361,325
Total distributable earnings (loss)	(5,506,774)
Total Net Assets	$165,854,679

See Notes to Financial Statements.

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	7

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2023

Net Assets:
Class A	$22,487,704
Class C	$389,366
Class I	$101,690,825
Class IS	$41,286,784

Shares Outstanding:
Class A	1,742,265
Class C	30,239
Class I	7,864,117
Class IS	3,183,243

Net Asset Value:
Class A (and redemption price)	$12.91
Class C*	$12.88
Class I (and redemption price)	$12.93
Class IS (and redemption price)	$12.97
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$13.66

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

8	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2023

Investment Income:
Dividends	$3,822,222
Less: Foreign taxes withheld	(270,798)
Total Investment Income	3,551,424

Expenses:
Investment management fee (Note 2)	651,570
Transfer agent fees (Note 5)	60,006
Registration fees	36,253
Fund accounting fees	35,194
Service and/or distribution fees (Notes 2 and 5)	26,820
Audit and tax fees	20,268
Legal fees	15,365
Shareholder reports	7,309
Trustees’ fees	6,466
Custody fees	4,651
Commitment fees (Note 8)	670
Insurance	315
Interest expense	142
Miscellaneous expenses	3,982
Total Expenses	869,011
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(92,809)
Net Expenses	776,202
Net Investment Income	2,775,222

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions	(9,431,011)
Foreign currency transactions	(8,727)
Net Realized Loss	(9,439,738)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	23,557,235
Foreign currencies	38,273
Change in Net Unrealized Appreciation (Depreciation)	23,595,508
Net Gain on Investments and Foreign Currency Transactions	14,155,770
Increase in Net Assets From Operations	$16,930,992

See Notes to Financial Statements.

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended March 31, 2023 (unaudited) and the Year Ended September 30, 2022	2023	2022

Operations:
Net investment income	$2,775,222	$2,857,380
Net realized gain (loss)	(9,439,738)	910,518
Change in net unrealized appreciation (depreciation)	23,595,508	(22,389,512)
Increase (Decrease) in Net Assets From Operations	16,930,992	(18,621,614)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,642,197)	(4,414,333)
Decrease in Net Assets From Distributions to Shareholders	(4,642,197)	(4,414,333)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	65,582,470	144,591,637
Reinvestment of distributions	4,144,453	3,472,585
Cost of shares repurchased	(61,308,909)	(54,646,500)
Increase in Net Assets From Fund Share Transactions	8,418,014	93,417,722
Increase in Net Assets	20,706,809	70,381,775

Net Assets:
Beginning of period	145,147,870	74,766,095
End of period	$165,854,679	$145,147,870

See Notes to Financial Statements.

10	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$11.92	$13.43	$11.87	$11.68	$10.77	$11.65

Income (loss) from operations:
Net investment income	0.21	0.40	0.53	0.44	0.24	0.28
Net realized and unrealized gain (loss)	1.14	(1.31)	1.51	0.14	0.94	(0.77)
Total income (loss) from operations	1.35	(0.91)	2.04	0.58	1.18	(0.49)

Less distributions from:
Net investment income	(0.08)	(0.40)	(0.48)	(0.39)	(0.27)	(0.26)
Net realized gains	(0.28)	(0.20)	—	—	—	(0.13)
Total distributions	(0.36)	(0.60)	(0.48)	(0.39)	(0.27)	(0.39)

Net asset value, end of period	$12.91	$11.92	$13.43	$11.87	$11.68	$10.77
Total return[3]	11.42%	(7.22)%	17.31%	5.07%	11.02%	(4.18)%

Net assets, end of period (000s)	$22,488	$16,469	$1,035	$153	$123	$194

Ratios to average net assets:
Gross expenses	1.30%[4]	1.36%	1.70%[5]	2.17%[5]	2.13%[5]	2.11%
Net expenses[6,7]	1.20 [4]	1.21	1.35 [5]	1.35 [5]	1.35 [5]	1.44
Net investment income	3.25 [4]	2.90	3.98	3.78	2.13	2.50

Portfolio turnover rate	64%	95%	86%	130%	67%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective July 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to July 1, 2022, the expense limitation was 1.35%. Prior to September 14, 2018, the expense limitation was 1.50%.

See Notes to Financial Statements.

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2023 [2]

Net asset value, beginning of period	$11.51

Income from operations:
Net investment income	0.18
Net realized and unrealized gain	1.54
Total income from operations	1.72

Less distributions from:
Net investment income	(0.07)
Net realized gains	(0.28)
Total distributions	(0.35)

Net asset value, end of period	$12.88
Total return[3]	15.00%

Net assets, end of period (000s)	$389

Ratios to average net assets:
Gross expenses[4]	2.00%
Net expenses[4,5]	2.00
Net investment income[4]	3.20

Portfolio turnover rate[6]	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 14, 2022 (inception date) to March 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[6]	For the six months ended March 31, 2023.

See Notes to Financial Statements.

12	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$11.94	$13.45	$11.88	$11.68	$10.78	$11.65

Income (loss) from operations:
Net investment income	0.22	0.39	0.56	0.48	0.28	0.30
Net realized and unrealized gain (loss)	1.14	(1.27)	1.53	0.15	0.93	(0.75)
Total income (loss) from operations	1.36	(0.88)	2.09	0.63	1.21	(0.45)

Less distributions from:
Net investment income	(0.09)	(0.43)	(0.52)	(0.43)	(0.31)	(0.29)
Net realized gains	(0.28)	(0.20)	—	—	—	(0.13)
Total distributions	(0.37)	(0.63)	(0.52)	(0.43)	(0.31)	(0.42)

Net asset value, end of period	$12.93	$11.94	$13.45	$11.88	$11.68	$10.78
Total return[3]	11.52%	(7.02)%	17.74%	5.52%	11.33%	(3.83)%

Net assets, end of period (000s)	$101,691	$81,268	$3,129	$314	$226	$295

Ratios to average net assets:
Gross expenses	1.07%[4]	1.10%[5]	1.35%[5]	2.02%[5]	2.21%[5]	1.80%
Net expenses[6,7]	0.95 [4]	0.95 [5]	1.00 [5]	1.00 [5]	1.00 [5]	1.12
Net investment income	3.44 [4]	2.84	4.24	4.15	2.57	2.72

Portfolio turnover rate	64%	95%	86%	130%	67%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective July 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to July 1, 2022, the expense limitation was 1.00%. Prior to September 14, 2018, the expense limitation was 1.15%.

See Notes to Financial Statements.

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$11.97	$13.48	$11.90	$11.71	$10.79	$11.67

Income (loss) from operations:
Net investment income	0.22	0.40	0.58	0.50	0.31	0.31
Net realized and unrealized gain (loss)	1.16	(1.27)	1.53	0.13	0.93	(0.76)
Total income (loss) from operations	1.38	(0.87)	2.11	0.63	1.24	(0.45)

Less distributions from:
Net investment income	(0.10)	(0.44)	(0.53)	(0.44)	(0.32)	(0.30)
Net realized gains	(0.28)	(0.20)	—	—	—	(0.13)
Total distributions	(0.38)	(0.64)	(0.53)	(0.44)	(0.32)	(0.43)

Net asset value, end of period	$12.97	$11.97	$13.48	$11.90	$11.71	$10.79
Total return[3]	11.59%	(6.94)%	17.88%	5.52%	11.63%	(3.85)%

Net assets, end of period (000s)	$41,287	$47,412	$70,602	$27,168	$22,962	$28,095

Ratios to average net assets:
Gross expenses	0.96%[4]	1.04%	1.25%	1.71%[5]	1.69%[5]	1.72%[5]
Net expenses[6,7]	0.85 [4]	0.89	0.90	0.90 [5]	0.90 [5]	1.04 [5]
Net investment income	3.41 [4]	2.81	4.38	4.24	2.81	2.79

Portfolio turnover rate	64%	95%	86%	130%	67%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective July 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to July 1, 2022, the expense limitation was 0.90% and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Prior to September 14, 2018, the expense limitation was 1.05% and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

See Notes to Financial Statements.

14	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Global Infrastructure Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs ( Level 3)	Total
Long-Term Investments†:
Common Stocks:
Industrials	$4,397,797	$17,832,352	—	$22,230,149
Utilities	40,435,352	65,634,840	—	106,070,192
Other Common Stocks	27,865,388	—	—	27,865,388
Preferred Stocks	2,267,301	—	—	2,267,301
Total Long-Term Investments	74,965,838	83,467,192	—	158,433,030
Short-Term Investments†	3,759,292	—	—	3,759,292
Total Investments	$78,725,130	$83,467,192	—	$162,192,322

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Concentration risk. The Fund invests significantly in companies that are engaged in the infrastructure business and is therefore more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions.

18	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments (North America) Pty Limited (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at a rate of 0.80% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.30%, 2.05%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended March 31, 2023, fees waived and/or expenses reimbursed amounted to $92,809.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I	Class IS
Expires September 30, 2023	$1,106	$2,801	$208,331
Expires September 30, 2024	1,902	4,393	173,458
Expires September 30, 2025	9,557	36,680	107,392
Expires September 30, 2026	11,178	54,407	27,224
Total fee waivers/expense reimbursements subject to recapture	$23,743	$98,281	$516,405

For the six months ended March 31, 2023, LMPFA did not recapture any fees.

20	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$11,661
CDSCs	26

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$104,390,368
Sales	99,278,813

At March 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$156,141,153	$9,354,314	$(3,303,145)	$6,051,169

4. Derivative instruments and hedging activities

During the six months ended March 31, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$25,929	$9,544
Class C†	891	14
Class I	—	49,240
Class IS	—	1,208
Total	$26,820	$60,006

†	For the period October 14, 2022 (inception date) to March 31, 2023.

For the six months ended March 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$11,178
Class C†	—
Class I	54,407
Class IS	27,224
Total	$92,809

†	For the period October 14, 2022 (inception date) to March 31, 2023.

6. Distributions to shareholders by class

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Net Investment Income:
Class A	$139,105	$268,942
Class C†	1,993	—
Class I	737,427	1,054,790
Class IS	304,020	1,965,108
Total	$1,182,545	$3,288,840

Net Realized Gains:
Class A	$459,922	$18,947
Class C†	3,115	—
Class I	1,970,041	60,826
Class IS	1,026,574	1,045,720
Total	$3,459,652	$1,125,493

†	For the period October 14, 2022 (inception date) to March 31, 2023.

22	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

7. Shares of beneficial interest

At March 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	693,973	$8,840,929	1,564,616	$22,354,152
Shares issued on reinvestment	46,795	595,790	21,893	285,435
Shares repurchased	(380,176)	(4,877,222)	(281,900)	(3,919,845)
Net increase	360,592	$4,559,497	1,304,609	$18,719,742

Class C†
Shares sold	32,099	$412,624	—	—
Shares issued on reinvestment	388	4,945	—	—
Shares repurchased	(2,248)	(29,646)	—	—
Net increase	30,239	$387,923	—	—

Class I
Shares sold	3,994,794	$51,272,602	7,501,425	$106,225,852
Shares issued on reinvestment	210,169	2,683,685	87,217	1,111,079
Shares repurchased	(3,146,904)	(40,363,367)	(1,015,171)	(14,247,024)
Net increase	1,058,059	$13,592,920	6,573,471	$93,089,907

Class IS
Shares sold	390,749	$5,056,315	1,125,790	$16,011,633
Shares issued on reinvestment	67,136	860,033	152,184	2,076,071
Shares repurchased	(1,235,247)	(16,038,674)	(2,554,104)	(36,479,631)
Net decrease	(777,362)	$(10,122,326)	(1,276,130)	$(18,391,927)

†	For the period October 14, 2022 (inception date) to March 31, 2023.

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2023.

9. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

24	ClearBridge Global Infrastructure Income Fund 2023 Semi-Annual Report

ClearBridge

Global Infrastructure Income Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments (North America) Pty Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Global Infrastructure Income Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge Global Infrastructure Income Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Global Infrastructure Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services,LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

RARE369211 05/23 SR23-4650

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not Applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 22, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 22, 2023